Cover	Mar. 25, 2024
Cover [Abstract]
Entity Registrant Name	Cyber Apps World Inc.
Entity Central Index Key	0001230524
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 25, 2024
Entity File Number	000-50693
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	90-0314205
Entity Address Address Line 1	Via Tomaso Rodari
Entity Address City Or Town	Lugano
Entity Address Postal Zip Code	6900
City Area Code	79
Local Phone Number	1595013
Entity Address Address Line 2	6
Entity Address Country	CH
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false